EQUITY BASED COMPENSATION - Schedule of Unvested Restricted Common Stock Unit Awards Activity (Detail)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 1.54
Resctricted Common Stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at December 31, 2020 | shares	0
Granted | shares	616,920
Unvested at September 30, 2021 | shares	616,920
Unvested at December 31, 2020	$ 0
Granted	6.25
Unvested at September 30, 2021	$ 6.25